Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000161835 | Top10HoldingSpace Exploration TechnologiesBNY-84615Q103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161835 | Top10HoldingSnowflakeBNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161835 | Top10HoldingBloom EnergyBNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161835 | Top10HoldingCloudflareBNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161835 | Top10HoldingAstera LabsBNY-04626A103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161835 | Top10HoldingSpotify TechnologyBNY-BFZ1K46
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161835 | Top10HoldingRocket LabBNY-773121108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161835 | Top10HoldingCheniere EnergyBNY-16411R208
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161835 | Top10HoldingNU HoldingsBNY-BN6NP19
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161835 | Top10HoldingFerguson EnterprisesBNY-31488V107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161835 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000161835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000161835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000161835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000161835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000161835 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000161835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161835 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161835 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000161836 | Top10HoldingSpace Exploration TechnologiesBNY-84615Q103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161836 | Top10HoldingSnowflakeBNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161836 | Top10HoldingBloom EnergyBNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161836 | Top10HoldingCloudflareBNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161836 | Top10HoldingAstera LabsBNY-04626A103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161836 | Top10HoldingSpotify TechnologyBNY-BFZ1K46
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161836 | Top10HoldingRocket LabBNY-773121108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161836 | Top10HoldingCheniere EnergyBNY-16411R208
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161836 | Top10HoldingNU HoldingsBNY-BN6NP19
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161836 | Top10HoldingFerguson EnterprisesBNY-31488V107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161836 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000161836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000161836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000161836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000161836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000161836 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000161836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161836 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161836 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219328 | Top10HoldingSpace Exploration TechnologiesBNY-84615Q103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219328 | Top10HoldingSnowflakeBNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219328 | Top10HoldingBloom EnergyBNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219328 | Top10HoldingCloudflareBNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219328 | Top10HoldingAstera LabsBNY-04626A103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219328 | Top10HoldingSpotify TechnologyBNY-BFZ1K46
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219328 | Top10HoldingRocket LabBNY-773121108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219328 | Top10HoldingCheniere EnergyBNY-16411R208
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219328 | Top10HoldingNU HoldingsBNY-BN6NP19
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219328 | Top10HoldingFerguson EnterprisesBNY-31488V107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219328 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000219328 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000219328 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000219328 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000219328 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000219328 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219328 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219328 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219328 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219328 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.30%